Non-current assets held for sale	12 Months Ended
Dec. 31, 2025
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Non-current assets held for sale	Non-current assets held for sale
Includes certain real property assets located in Argentina that the Board of Directors are committed to sale in the short-term.

	December 31, 2025	December 31, 2024
Real estate held for sale - Villa del Parque	1,736,491	1,986,252
Real estate held for sale - Lavallol	483,198	1,091,787
Real estate held for sale - Avellaneda	392,597	453,636
Real estate held for sale - Villa Lynch	358,941	358,941
Real estate held for sale - Bernal	264,987	264,986
Real estate held for sale - Fisherton (1)	—	776,976
Total	3,236,214	4,932,578
(1) On January 13, 2025, the sale of the property held for sale - Fisherton took place.
As mentioned in note 2.3.12, as of December 31, 2025 and 2024, the recoverable value of non-current assets held for sale does not exceed their carrying amount considering the impairment recorded at those dates in the properties detailed below.
The impairment loss is disclosed in Note 28 – Other operating expenses, Loss from sale or impairment of investment properties and other non-financial assets.

	December 31, 2025	December 31, 2024
Real estate held for sale - Llavallol	(608,588)	—
Real estate held for sale - Villa del Parque	(249,761)	—
Real estate held for sale - Avellaneda	(61,038)	—
Real estate held for sale - Fisherton	—	(1,303,228)
Total	(919,387)	(1,303,228)